Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Changes in Group's Provisions
Changes in the Group’s provisions for the fiscal years ended December 31, 2022, 2021 and 2020 are as follows:

	Provision for lawsuits and contingencies			Provision for environmental liabilities		Provision for hydrocarbon wells abandonment obligations				Total
	Non- current		Current	Non- current	Current	Non- current		Current		Non- current	Current
Balance as of December 31, 2019	733		21	64	32	1,624		38		2,421	91

Increases charged to expenses	119	(3)	3	46	-	158		-		323	3
Decreases charged to income	(80)	(4)	(14)	(2)	-	(63)		-		(145)	(14)
Applications due to utilization	-		(2)	-	(13)	-		(18)		-	(33)
Reclassifications and other movements	(71)	(5)	15	(28)	28	(165)	(1)	(1)	(1)	(264)	42
Net exchange and Translation effect	(102)		-	(14)	(16)	-		-		(116)	(16)
Result from net monetary position (2)	-		-	-	-	-		-		-	-

Balance as of December 31, 2020	599		23	66	31	1,554		19		2,219	73

Increases charged to expenses	400	(6)	1	105	-	157		-		662	1
Decreases charged to income	(42)		(37)	-	-	(94)		-		(136)	(37)
Applications due to utilization	(7)		(7)	-	(22)	-		(19)		(7)	(48)
Reclassifications and other movements	(47)		42	(71)	71	(66)	(1)	98	(1)	(184)	211
Net exchange and Translation effect	(31)		-	(4)	(12)	-		-		(35)	(12)
Result from net monetary position (2)	-		-	-	-	-		-		-	-

Balance as of December 31, 2021	872		22	96	68	1,551		98		2,519	188

Increases charged to expenses	187	(6)	-	69	-	215		-		471	-
Decreases charged to income	(354)	(7)	-	(1)	-	(41)		-		(396)	-
Applications due to utilization	(12)		(35)	-	(48)	-		(56)		(12)	(139)
Reclassifications and other movements	(66)	(8)	35	(60)	60	179	(1)	89	(1)	53	184
Net exchange and Translation effect	(55)		-	(8)	(34)	-		-		(63)	(34)
Result from net monetary position (2)	(1)		-	-	-	-		-		(1)	-

Balance as of December 31, 2022	571		22	96	46	1,904		131		2,571	199

(1)	Includes 268, 32 and (166) corresponding to the annual recalculation of abandonment of hydrocarbon wells cost for the years ended December 31, 2022, 2021 and 2020, respectively.
(2)
Includes adjustment for inflation of opening balances of provisions in subsidiaries with the Peso as functional currency which was charged to other comprehensive income and the adjustment for inflation of the fiscal year, which was charged to results.

(3)	Includes the accrual of financial interest corresponding to the recognition of the dispute relating to the tax deduction of hydrocarbon well abandonment costs for periods 2011-2017.
(4)
Includes 45 corresponding to the recovery of liabilities with the regime of extended moratorium for periods 2011-2013 of the dispute relating to the tax deduction of hydrocarbon well abandonment costs. See Note 16.a.5).

(5)
Includes 37 reclassified as “Income tax liability” with the regime of extended moratorium for 2011-2013 of the dispute relating to the tax deduction of hydrocarbon well abandonment costs. See Note 16.a.5).

(6)	Includes the accrual of financial interest corresponding to the recognition of the dispute relating to the tax deduction of hydrocarbon well abandonment costs for periods 2014-2017.
(7)
Includes 30 corresponding to the recovery of liabilities for the regularization regimes associated with the dispute over the cost deduction for hydrocarbon well abandonment for periods 2014-2017. See Note 16.a.5).

(8)
Includes 22 reclassified as “Income tax liability” for the regularization regimes associated with the dispute relating to the tax deduction of hydrocarbon well abandonment costs for periods 2014-2017. See Note 16.a.5).